Intangibles (Other intangibles, narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 12,314	$ 13,632	$ 19,836
Customer Relationships And Trade Name
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	24,900	31,200	31,900
Other Contractual Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Utilization of intangible assets	$ 2,100	$ 10,400	$ 17,800